Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc., 5.30%, 11/01/34(a)	$772	$779,171
Aerospace & Defense — 2.7%
Boeing Co. (The)
3.60%, 05/01/34(a)	1,301	1,149,010
6.53%, 05/01/34	2,976	3,238,386
L3Harris Technologies Inc., 5.35%, 06/01/34	920	937,497
Lockheed Martin Corp.
4.75%, 02/15/34(a)	1,033	1,024,060
4.80%, 08/15/34	819	812,219
Northrop Grumman Corp., 4.90%, 06/01/34	1,103	1,097,032
RTX Corp., 6.10%, 03/15/34(a)	1,896	2,042,701
		10,300,905
Agriculture — 1.4%
BAT Capital Corp., 6.00%, 02/20/34	1,086	1,142,766
Bunge Ltd. Finance Corp., 4.65%, 09/17/34	1,013	977,329
Philip Morris International Inc.
4.90%, 11/01/34	987	973,691
5.25%, 02/13/34	2,220	2,247,479
		5,341,265
Airlines — 0.1%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	575	506,294
Auto Manufacturers — 2.5%
American Honda Finance Corp., 4.90%, 01/10/34(a)	970	957,792
Cummins Inc., 5.15%, 02/20/34	941	956,382
Ford Motor Credit Co. LLC, 6.13%, 03/08/34	2,090	2,041,011
General Motors Financial Co. Inc.
5.45%, 09/06/34	968	953,421
5.95%, 04/04/34	1,532	1,556,995
6.10%, 01/07/34	1,803	1,860,411
PACCAR Financial Corp., 5.00%, 03/22/34	443	449,590
Toyota Motor Credit Corp., 4.80%, 01/05/34	1,007	1,005,344
		9,780,946
Auto Parts & Equipment — 0.3%
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34(a)	635	613,871
BorgWarner Inc., 5.40%, 08/15/34(a)	652	658,968
		1,272,839
Banks — 3.0%
Banco Santander SA, 6.35%, 03/14/34	1,590	1,669,891
Bank of Nova Scotia (The), 5.65%, 02/01/34(a)	1,108	1,160,615
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	990	978,976
Citibank NA, 5.57%, 04/30/34	2,535	2,633,934
Goldman Sachs Capital I, 6.35%, 02/15/34	1,167	1,220,351
HSBC Bank USA NA/New York, 5.88%, 11/01/34	415	437,801
Royal Bank of Canada, 5.15%, 02/01/34	1,643	1,679,584
Sumitomo Mitsui Financial Group Inc., 5.56%, 07/09/34	1,700	1,755,873
		11,537,025
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., 5.00%, 06/15/34	1,299	1,317,163
Coca-Cola Co. (The)
4.65%, 08/14/34(a)	890	890,440
5.00%, 05/13/34(a)	1,301	1,332,800
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	623	640,952
Keurig Dr Pepper Inc., 5.30%, 03/15/34	829	847,169
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc., 4.80%, 07/17/34	$739	$738,754
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	662	653,394
		6,420,672
Biotechnology — 0.2%
Royalty Pharma PLC, 5.40%, 09/02/34(a)	640	645,633
Building Materials — 1.5%
Carrier Global Corp., 5.90%, 03/15/34	1,105	1,169,862
CRH America Finance Inc., 5.40%, 05/21/34	955	973,396
Martin Marietta Materials Inc., 5.15%, 12/01/34	930	932,232
Owens Corning, 5.70%, 06/15/34(a)	1,011	1,048,940
Trane Technologies Financing Ltd., 5.10%, 06/13/34	657	666,258
Vulcan Materials Co., 5.35%, 12/01/34	960	974,011
		5,764,699
Chemicals — 1.8%
Air Products and Chemicals Inc., 4.85%, 02/08/34(a)	1,470	1,464,479
CF Industries Inc., 5.15%, 03/15/34	948	940,527
Dow Chemical Co. (The)
4.25%, 10/01/34	597	536,445
5.15%, 02/15/34(a)	754	741,909
Eastman Chemical Co., 5.63%, 02/20/34(a)	939	954,663
Lubrizol Corp. (The), 6.50%, 10/01/34	434	485,295
LYB International Finance III LLC, 5.50%, 03/01/34	928	918,697
Nutrien Ltd., 5.40%, 06/21/34(a)	792	801,499
		6,843,514
Commercial Services — 1.5%
Automatic Data Processing Inc., 4.45%, 09/09/34	1,180	1,147,943
Cornell University, 4.84%, 06/15/34(a)	546	543,803
GXO Logistics Inc., 6.50%, 05/06/34(a)	627	658,293
Moody's Corp., 5.00%, 08/05/34	638	641,210
PayPal Holdings Inc., 5.15%, 06/01/34	1,080	1,092,312
Quanta Services Inc., 5.25%, 08/09/34	764	772,187
Verisk Analytics Inc., 5.25%, 06/05/34	766	777,484
		5,633,232
Computers — 1.9%
Accenture Capital Inc., 4.50%, 10/04/34	1,920	1,857,356
Dell International LLC/EMC Corp., 5.40%, 04/15/34	1,238	1,261,664
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	2,536	2,460,240
IBM International Capital Pte Ltd., 4.90%, 02/05/34(a)	1,246	1,238,576
Kyndryl Holdings Inc., 6.35%, 02/20/34(a)	648	683,728
		7,501,564
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 5.00%, 02/14/34(a)	827	827,299
Procter & Gamble Co. (The)
4.55%, 01/29/34	987	984,077
4.55%, 10/24/34	653	649,681
5.80%, 08/15/34	437	472,325
Unilever Capital Corp., 4.63%, 08/12/34(a)	1,270	1,252,271
		4,185,653
Distribution & Wholesale — 0.1%
WW Grainger Inc., 4.45%, 09/15/34	609	591,040
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.95%, 09/10/34	1,435	1,400,889
5.30%, 01/19/34	833	835,781
Affiliated Managers Group Inc., 5.50%, 08/20/34	530	534,525

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Blue Owl Finance LLC, 6.25%, 04/18/34	$1,273	$1,311,962
Brookfield Finance Inc., 6.35%, 01/05/34	920	990,176
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	536	527,473
Jefferies Financial Group Inc., 6.20%, 04/14/34(a)	1,902	1,986,582
LPL Holdings Inc., 6.00%, 05/20/34(a)	661	683,116
Mastercard Inc., 4.88%, 05/09/34	1,274	1,281,834
Nasdaq Inc., 5.55%, 02/15/34	1,482	1,536,420
Nomura Holdings Inc., 5.78%, 07/03/34(a)	1,300	1,347,155
TPG Operating Group II LP, 5.88%, 03/05/34	795	824,795
Voya Financial Inc., 5.00%, 09/20/34(a)	509	496,569
		13,757,277
Electric — 11.3%
AEP Texas Inc., 5.70%, 05/15/34	510	520,728
AEP Transmission Co. LLC, 5.15%, 04/01/34	527	530,125
Appalachian Power Co., 5.65%, 04/01/34	487	500,997
Arizona Public Service Co., 5.70%, 08/15/34	575	593,546
Baltimore Gas & Electric Co., 5.30%, 06/01/34	397	405,188
Black Hills Corp., 6.15%, 05/15/34	564	593,928
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/34(a)	470	473,412
Commonwealth Edison Co., 5.30%, 06/01/34	441	451,734
Connecticut Light and Power Co. (The), 4.95%, 08/15/34	567	564,984
Consolidated Edison Co. of New York Inc.
5.38%, 05/15/34	478	490,834
5.50%, 03/15/34	765	794,131
Constellation Energy Generation LLC, 6.13%, 01/15/34	636	684,047
DTE Electric Co., 5.20%, 03/01/34	598	610,250
DTE Energy Co., 5.85%, 06/01/34	1,091	1,141,139
Duke Energy Carolinas LLC, 4.85%, 01/15/34(a)	701	697,013
Duke Energy Corp., 5.45%, 06/15/34(a)	1,022	1,047,961
Duke Energy Indiana LLC, 5.25%, 03/01/34	376	383,102
Duke Energy Progress LLC, 5.10%, 03/15/34	578	583,373
Entergy Arkansas LLC, 5.45%, 06/01/34	799	823,737
Entergy Louisiana LLC
5.15%, 09/15/34	899	903,547
5.35%, 03/15/34	622	634,123
Evergy Metro Inc., 5.40%, 04/01/34	395	403,711
Eversource Energy
5.50%, 01/01/34	836	850,270
5.95%, 07/15/34	824	861,079
Exelon Corp., 5.45%, 03/15/34	826	846,634
Florida Power & Light Co.
5.00%, 08/01/34	555	555,813
5.30%, 06/15/34(a)	1,364	1,400,478
5.63%, 04/01/34	539	566,371
Georgia Power Co., 5.25%, 03/15/34(a)	1,142	1,161,598
Idaho Power Co., 5.20%, 08/15/34	442	449,064
Interstate Power & Light Co., 4.95%, 09/30/34	469	458,633
IPALCO Enterprises Inc., 5.75%, 04/01/34	509	509,976
MidAmerican Energy Co., 5.35%, 01/15/34	432	444,504
National Grid PLC, 5.42%, 01/11/34	954	971,952
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34	476	476,214
NextEra Energy Capital Holdings Inc., 5.25%, 03/15/34	1,336	1,347,955
NSTAR Electric Co., 5.40%, 06/01/34	685	701,819
Ohio Power Co., 5.65%, 06/01/34	443	454,848
Security	Par (000)	Value
Electric (continued)
Pacific Gas and Electric Co.
5.80%, 05/15/34	$1,405	$1,418,071
6.95%, 03/15/34	1,009	1,097,641
PacifiCorp, 5.45%, 02/15/34	1,406	1,417,698
Potomac Electric Power Co., 5.20%, 03/15/34	530	537,864
PPL Capital Funding Inc., 5.25%, 09/01/34	995	1,002,526
PPL Electric Utilities Corp., 4.85%, 02/15/34	760	756,104
Public Service Co. of Colorado, 5.35%, 05/15/34	1,126	1,142,262
Public Service Electric & Gas Co.
4.85%, 08/01/34	668	664,883
5.20%, 03/01/34(a)	486	495,099
Public Service Enterprise Group Inc., 5.45%, 04/01/34(a)	705	719,674
Puget Sound Energy Inc., 5.33%, 06/15/34	514	524,471
Southern California Edison Co.
5.20%, 06/01/34(a)	1,144	1,119,639
6.00%, 01/15/34	640	656,227
Southern Co. (The), 5.70%, 03/15/34	1,347	1,402,405
System Energy Resources Inc., 5.30%, 12/15/34	687	676,197
Tucson Electric Power Co., 5.20%, 09/15/34	523	524,184
Union Electric Co., 5.20%, 04/01/34	649	658,422
Virginia Electric & Power Co.
5.00%, 01/15/34	660	656,581
5.05%, 08/15/34(a)	763	763,895
Wisconsin Electric Power Co., 4.60%, 10/01/34	383	375,307
Wisconsin Power and Light Co., 5.38%, 03/30/34	347	355,409
Xcel Energy Inc., 5.50%, 03/15/34	973	988,128
		43,841,505
Electronics — 1.2%
Allegion U.S. Holding Co. Inc., 5.60%, 05/29/34	505	516,079
Amphenol Corp., 5.25%, 04/05/34	759	779,546
Arrow Electronics Inc., 5.88%, 04/10/34	654	672,468
Honeywell International Inc., 4.50%, 01/15/34	1,259	1,225,018
Keysight Technologies Inc., 4.95%, 10/15/34	744	732,599
TD SYNNEX Corp., 6.10%, 04/12/34	773	809,890
		4,735,600
Environmental Control — 1.1%
Republic Services Inc.
5.00%, 04/01/34	1,011	1,020,655
5.20%, 11/15/34	659	672,678
Waste Connections Inc., 5.00%, 03/01/34	964	969,786
Waste Management Inc., 4.88%, 02/15/34	1,584	1,599,521
		4,262,640
Food — 2.7%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.75%, 03/15/34	1,920	2,087,275
Kroger Co. (The), 5.00%, 09/15/34	2,737	2,705,162
McCormick & Co. Inc./MD, 4.70%, 10/15/34	627	604,299
Mondelez International Inc., 4.75%, 08/28/34(a)	658	647,120
Pilgrim's Pride Corp., 6.88%, 05/15/34	644	703,977
Sysco Corp., 6.00%, 01/17/34	652	696,729
The Campbell's Co., 5.40%, 03/21/34	1,245	1,257,466
Tyson Foods Inc.
4.88%, 08/15/34	631	615,065
5.70%, 03/15/34(a)	1,137	1,174,187
		10,491,280
Gas — 0.8%
CenterPoint Energy Resources Corp., 5.40%, 07/01/34	527	535,400
NiSource Inc., 5.35%, 04/01/34	813	825,346

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southern California Gas Co., 5.05%, 09/01/34	$724	$724,578
Southern Co. Gas Capital Corp., 4.95%, 09/15/34	581	575,050
Spire Missouri Inc., Series 2034, 5.15%, 08/15/34	371	376,451
		3,036,825
Health Care - Products — 1.6%
Agilent Technologies Inc., 4.75%, 09/09/34	771	753,755
Smith & Nephew PLC, 5.40%, 03/20/34	824	835,868
Solventum Corp., 5.60%, 03/23/34	2,119	2,174,449
Stryker Corp., 4.63%, 09/11/34	939	916,785
Thermo Fisher Scientific Inc., 5.20%, 01/31/34(a)	582	596,710
Zimmer Biomet Holdings Inc., 5.20%, 09/15/34(a)	874	877,138
		6,154,705
Health Care - Services — 4.2%
Adventist Health System/West, 5.76%, 12/01/34	499	497,857
Cigna Group (The), 5.25%, 02/15/34(a)	1,580	1,595,619
CommonSpirit Health, 5.32%, 12/01/34	715	711,306
Elevance Health Inc.
5.38%, 06/15/34(a)	1,272	1,287,773
5.95%, 12/15/34(a)	439	460,395
HCA Inc.
5.45%, 09/15/34	1,605	1,612,036
5.60%, 04/01/34	1,641	1,669,983
Humana Inc., 5.95%, 03/15/34(a)	944	978,880
ICON Investments Six DAC, 6.00%, 05/08/34	650	664,736
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	1,115	1,084,668
Quest Diagnostics Inc., 5.00%, 12/15/34	1,106	1,096,676
UnitedHealth Group Inc.
5.00%, 04/15/34	1,579	1,565,722
5.15%, 07/15/34(a)	2,535	2,541,393
Universal Health Services Inc., 5.05%, 10/15/34	640	608,524
		16,375,568
Holding Companies - Diversified — 0.5%
Blackstone Private Credit Fund, 6.00%, 11/22/34	975	968,652
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	1,188	1,177,108
		2,145,760
Home Builders — 0.2%
DR Horton Inc., 5.00%, 10/15/34(a)	914	903,580
Insurance — 4.4%
Aon North America Inc., 5.45%, 03/01/34	2,218	2,267,548
Arch Capital Group Ltd., 7.35%, 05/01/34	378	433,947
Arthur J Gallagher & Co.
5.45%, 07/15/34	694	706,429
6.50%, 02/15/34	485	529,096
Athene Holding Ltd., 5.88%, 01/15/34	764	787,694
Brown & Brown Inc., 5.65%, 06/11/34	765	778,598
Chubb INA Holdings LLC, 5.00%, 03/15/34	2,064	2,087,081
Cincinnati Financial Corp., 6.13%, 11/01/34	434	458,312
CNA Financial Corp., 5.13%, 02/15/34	635	630,147
CNO Financial Group Inc., 6.45%, 06/15/34	907	945,132
Corebridge Financial Inc., 5.75%, 01/15/34	984	1,019,502
F&G Annuities & Life Inc., 6.25%, 10/04/34(a)	631	628,326
First American Financial Corp., 5.45%, 09/30/34	550	539,256
Globe Life Inc., 5.85%, 09/15/34	570	590,500
Lincoln National Corp., 5.85%, 03/15/34	447	457,704
Marsh & McLennan Companies Inc., 5.15%, 03/15/34	639	649,372
MetLife Inc.
5.30%, 12/15/34(a)	1,004	1,026,088
Security	Par (000)	Value
Insurance (continued)
6.38%, 06/15/34(a)	$883	$971,420
Old Republic International Corp., 5.75%, 03/28/34	512	524,551
Reinsurance Group of America Inc., 5.75%, 09/15/34	848	870,587
		16,901,290
Internet — 2.2%
Alibaba Group Holding Ltd., 4.50%, 11/28/34(a)	775	746,174
Amazon.com Inc., 4.80%, 12/05/34(a)	1,571	1,597,795
Meta Platforms Inc., 4.75%, 08/15/34	3,175	3,164,822
Netflix Inc., 4.90%, 08/15/34(a)	1,269	1,283,145
Uber Technologies Inc., 4.80%, 09/15/34	1,865	1,831,408
		8,623,344
Iron & Steel — 0.5%
ArcelorMittal SA, 6.00%, 06/17/34(a)	647	677,493
Steel Dynamics Inc., 5.38%, 08/15/34(a)	791	801,401
Vale Overseas Ltd., 8.25%, 01/17/34	365	436,430
		1,915,324
Lodging — 0.8%
Choice Hotels International Inc., 5.85%, 08/01/34	773	778,915
Hyatt Hotels Corp., 5.50%, 06/30/34(a)	459	458,820
Las Vegas Sands Corp., 6.20%, 08/15/34	634	649,970
Marriott International Inc./MD, 5.30%, 05/15/34	1,316	1,327,472
		3,215,177
Machinery — 1.3%
AGCO Corp., 5.80%, 03/21/34(a)	869	885,745
Ingersoll Rand Inc., 5.45%, 06/15/34(a)	976	1,001,805
John Deere Capital Corp.
5.10%, 04/11/34(a)	1,287	1,309,712
Series 1, 5.05%, 06/12/34	1,000	1,013,984
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	639	660,542
		4,871,788
Manufacturing — 0.1%
Parker-Hannifin Corp., 4.20%, 11/21/34	529	502,434
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/34	1,925	2,029,764
6.65%, 02/01/34	1,123	1,189,236
Comcast Corp.
4.20%, 08/15/34	1,274	1,197,664
5.30%, 06/01/34(a)	1,665	1,700,214
Walt Disney Co. (The), 6.20%, 12/15/34(a)	1,300	1,444,406
		7,561,284
Mining — 0.6%
Freeport-McMoRan Inc., 5.40%, 11/14/34	900	909,205
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	1,299	1,328,845
		2,238,050
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34	780	782,266
Oil & Gas — 4.8%
BP Capital Markets America Inc.
4.99%, 04/10/34	1,304	1,310,865
5.23%, 11/17/34(a)	2,461	2,490,130
Canadian Natural Resources Ltd., 5.40%, 12/15/34(a)(b)	944	940,031
Coterra Energy Inc., 5.60%, 03/15/34	655	658,272
Devon Energy Corp., 5.20%, 09/15/34(a)	1,544	1,499,169

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy Inc., 5.40%, 04/18/34	$1,623	$1,628,155
EQT Corp., 5.75%, 02/01/34(a)	974	1,001,776
Helmerich & Payne Inc., 5.50%, 12/01/34(a)	675	622,613
Occidental Petroleum Corp., 5.55%, 10/01/34(a)	1,524	1,494,210
Ovintiv Inc., 6.50%, 08/15/34(a)	733	766,891
Phillips 66, 4.65%, 11/15/34(a)	1,225	1,170,400
Suncor Energy Inc., 5.95%, 12/01/34	642	662,231
TotalEnergies Capital SA
4.72%, 09/10/34(a)	1,041	1,032,601
5.15%, 04/05/34	1,555	1,591,113
Woodside Finance Ltd., 5.10%, 09/12/34	1,610	1,559,348
		18,427,805
Packaging & Containers — 0.8%
Berry Global Inc., 5.65%, 01/15/34(a)	1,012	1,046,571
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	1,135	1,160,901
Sonoco Products Co., 5.00%, 09/01/34(a)	902	876,527
		3,083,999
Pharmaceuticals — 5.9%
AbbVie Inc., 5.05%, 03/15/34	3,754	3,801,942
Astrazeneca Finance LLC, 5.00%, 02/26/34	1,853	1,877,443
Becton Dickinson & Co., 5.11%, 02/08/34	711	712,120
Bristol-Myers Squibb Co., 5.20%, 02/22/34	3,129	3,194,754
Cardinal Health Inc.
5.35%, 11/15/34	1,233	1,246,584
5.45%, 02/15/34	672	687,305
Cencora Inc., 5.13%, 02/15/34	641	643,014
CVS Health Corp., 5.70%, 06/01/34	1,609	1,647,928
Eli Lilly & Co.
4.60%, 08/14/34	1,544	1,521,370
4.70%, 02/09/34	1,925	1,916,755
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	598	619,154
Johnson & Johnson, 4.95%, 06/01/34(a)	1,102	1,138,610
Novartis Capital Corp., 4.20%, 09/18/34(a)	1,333	1,277,553
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	1,433	1,449,642
Wyeth LLC, 6.50%, 02/01/34(a)	967	1,073,422
		22,807,596
Pipelines — 6.7%
Boardwalk Pipelines LP, 5.63%, 08/01/34	798	810,184
Cheniere Energy Inc., 5.65%, 04/15/34	1,817	1,846,605
Cheniere Energy Partners LP, 5.75%, 08/15/34	1,520	1,557,861
Enbridge Inc., 5.63%, 04/05/34	1,519	1,556,003
Energy Transfer LP
5.55%, 05/15/34	1,600	1,613,305
5.60%, 09/01/34(a)	1,578	1,597,388
Enterprise Products Operating LLC
4.85%, 01/31/34	1,304	1,292,527
Series H, 6.65%, 10/15/34	426	471,685
Kinder Morgan Inc.
5.30%, 12/01/34(a)	927	925,192
5.40%, 02/01/34	1,240	1,253,280
MPLX LP, 5.50%, 06/01/34	2,098	2,101,974
ONEOK Inc.
5.05%, 11/01/34	1,998	1,941,901
5.65%, 09/01/34	641	649,356
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34	841	853,524
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(b)	1,507	1,487,663
Targa Resources Corp., 6.50%, 03/30/34	1,259	1,351,644
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd.
4.63%, 03/01/34(a)	$1,591	$1,519,414
5.60%, 03/31/34	463	468,083
Western Midstream Operating LP, 5.45%, 11/15/34	1,033	1,012,767
Williams Companies Inc. (The), 5.15%, 03/15/34	1,655	1,648,245
		25,958,601
Real Estate — 0.3%
CBRE Services Inc., 5.95%, 08/15/34(a)	1,246	1,312,771
Real Estate Investment Trusts — 7.0%
Agree LP, 5.63%, 06/15/34	569	580,382
Alexandria Real Estate Equities Inc., 2.95%, 03/15/34	1,014	854,835
American Assets Trust LP, 6.15%, 10/01/34	682	682,542
American Homes 4 Rent LP
5.50%, 02/01/34	719	730,791
5.50%, 07/15/34(a)	687	696,003
American Tower Corp., 5.45%, 02/15/34	844	864,233
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	656	637,300
AvalonBay Communities Inc., 5.35%, 06/01/34	507	518,953
Boston Properties LP, 6.50%, 01/15/34(a)	962	1,029,501
Brixmor Operating Partnership LP, 5.50%, 02/15/34	483	488,611
Camden Property Trust, 4.90%, 01/15/34	497	494,022
Cousins Properties LP, 5.88%, 10/01/34	635	653,498
Crown Castle Inc.
5.20%, 09/01/34(a)	905	896,759
5.80%, 03/01/34	959	995,856
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	934	952,005
ERP Operating LP, 4.65%, 09/15/34	752	727,532
Essex Portfolio LP, 5.50%, 04/01/34	681	695,710
Extra Space Storage LP, 5.40%, 02/01/34	795	803,690
GLP Capital LP/GLP Financing II Inc., 5.63%, 09/15/34	1,045	1,041,903
Highwoods Realty LP, 7.65%, 02/01/34(a)	367	413,459
Host Hotels & Resorts LP, 5.70%, 07/01/34	759	762,503
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	487	402,080
Kimco Realty OP LLC, 6.40%, 03/01/34	625	678,879
Kite Realty Group LP, 5.50%, 03/01/34	443	450,746
Mid-America Apartments LP, 5.00%, 03/15/34	490	489,099
NNN REIT Inc., 5.50%, 06/15/34	624	636,480
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/34	446	458,277
Prologis LP
5.00%, 03/15/34(a)	1,018	1,017,555
5.13%, 01/15/34(a)	950	959,716
Realty Income Corp., 5.13%, 02/15/34	1,051	1,062,930
Regency Centers LP, 5.25%, 01/15/34	530	538,049
Safehold GL Holdings LLC, 6.10%, 04/01/34	381	398,172
Simon Property Group LP
4.75%, 09/26/34	1,262	1,228,659
6.25%, 01/15/34	627	681,743
UDR Inc.
3.10%, 11/01/34	332	280,726
5.13%, 09/01/34	430	427,371
Ventas Realty LP, 5.63%, 07/01/34	631	648,274
VICI Properties LP, 5.75%, 04/01/34	658	672,920
WP Carey Inc., 5.38%, 06/30/34(a)	498	501,083
		27,052,847

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 1.8%
AutoZone Inc., 5.40%, 07/15/34(a)	$911	$929,831
Ferguson Enterprises Inc., 5.00%, 10/03/34	955	942,191
Home Depot Inc. (The), 4.95%, 06/25/34(a)	2,183	2,201,285
McDonald's Corp., 5.20%, 05/17/34	686	701,298
O'Reilly Automotive Inc., 5.00%, 08/19/34	665	658,308
Starbucks Corp., 5.00%, 02/15/34(a)	668	671,940
Target Corp., 4.50%, 09/15/34(a)	934	904,467
		7,009,320
Semiconductors — 2.3%
Analog Devices Inc., 5.05%, 04/01/34	661	672,912
Broadcom Inc.
3.47%, 04/15/34(b)	4,109	3,652,555
4.80%, 10/15/34	2,180	2,138,214
Intel Corp., 5.15%, 02/21/34(a)	1,153	1,140,658
KLA Corp., 4.70%, 02/01/34	632	628,244
Texas Instruments Inc., 4.85%, 02/08/34	764	771,579
		9,004,162
Software — 3.1%
Adobe Inc., 4.95%, 04/04/34	987	1,001,495
AppLovin Corp., 5.50%, 12/01/34	1,122	1,134,995
Atlassian Corp., 5.50%, 05/15/34	630	639,339
Cadence Design Systems Inc., 4.70%, 09/10/34	1,316	1,296,059
Fiserv Inc.
5.15%, 08/12/34	1,148	1,140,050
5.45%, 03/15/34	962	975,161
Oracle Corp.
4.30%, 07/08/34(a)	2,189	2,055,379
4.70%, 09/27/34	2,205	2,117,693
Roper Technologies Inc., 4.90%, 10/15/34	1,233	1,210,718
Take-Two Interactive Software Inc., 5.60%, 06/12/34	347	358,002
		11,928,891
Telecommunications — 4.0%
AT&T Inc., 5.40%, 02/15/34	3,460	3,536,873
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/34	909	905,076
Cisco Systems Inc., 5.05%, 02/26/34	3,098	3,153,493
Motorola Solutions Inc., 5.40%, 04/15/34	1,141	1,163,287
Rogers Communications Inc., 5.30%, 02/15/34	1,576	1,578,014
T-Mobile USA Inc.
5.15%, 04/15/34	1,614	1,622,853
5.75%, 01/15/34	1,270	1,325,821
Verizon Communications Inc., 4.40%, 11/01/34	2,411	2,281,934
		15,567,351
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 6.05%, 05/14/34	610	630,634
Transportation — 1.2%
Canadian National Railway Co.
4.38%, 09/18/34	889	852,764
6.25%, 08/01/34	720	790,275
Security	Par (000)	Value
Transportation (continued)
FedEx Corp.
4.90%, 01/15/34(a)	$374	$368,106
4.90%, 01/15/34(b)	165	159,625
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	691	594,260
Norfolk Southern Corp., 5.55%, 03/15/34	552	574,495
United Parcel Service Inc., 5.15%, 05/22/34(a)	1,195	1,218,928
		4,558,453
Trucking & Leasing — 0.3%
GATX Corp.
6.05%, 03/15/34	636	670,683
6.90%, 05/01/34	511	564,503
		1,235,186
Water — 0.4%
American Water Capital Corp., 5.15%, 03/01/34	802	812,515
Essential Utilities Inc., 5.38%, 01/15/34	567	573,927
		1,386,442
Total Long-Term Investments — 97.9% (Cost: $376,183,000)		379,384,207
	Shares
Short-Term Securities
Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	51,723,298	51,743,988
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,600,000	1,600,000
Total Short-Term Securities — 13.8% (Cost: $53,343,749)		53,343,988
Total Investments — 111.7% (Cost: $429,526,749)		432,728,195
Liabilities in Excess of Other Assets — (11.7)%		(45,365,364)
Net Assets — 100.0%		$387,362,831

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,206,783	$32,544,950 (a)	$—	$(6,961)	$(784)	$51,743,988	51,723,298	$67,371 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	940,000	660,000 (a)	—	—	—	1,600,000	1,600,000	38,713	—
				$(6,961)	$(784)	$53,343,988		$106,084	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$379,384,207	$—	$379,384,207
Short-Term Securities
Money Market Funds	53,343,988	—	—	53,343,988
	$53,343,988	$379,384,207	$—	$432,728,195

Portfolio Abbreviation
REIT	Real Estate Investment Trust